Schedule of Income Tax Provision (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components Of Income Tax Expense Benefit Continuing Operations Abstract
Current: Federal	$ 2.2	$ 1.0	$ (0.8)
Current: State	0.2	(0.8)	(1.3)
Current: Foreign	8.1	10.1	6.2
Total Current	10.5	10.3	4.1
Deferred: Federal	(4.6)	1.3	2.4
Deferred: State	(40.4)	(0.5)	(14.4)
Deferred: Foreign	6.0	(0.1)	1.1
Total Deferred	(39.0)	0.7	(10.9)
Income tax provision (benefit)	$ (28.5)	$ 11.0	$ (6.8)